Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
Share-based compensation
5.23 Share-based compensation
The Company operates various share-based compensation plans, both equity-settled and cash-settled plans. The consolidated statement of profit or loss includes the following expenses arising from share-based payments:

	Year ended December 31
in € thousand	2023	2022	2021
Stock option plans	5,152	1,916	646
Free convertible preferred share plans	—	—	652
Free ordinary shares program	1,514	719	1,334
Phantom shares	(390)	(11,291)	11,877
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	6,276	(8,656)	14,509
5.23.1 Stock option plans
The fair value of such share-based compensation is recognized as an expense for employee services received in exchange for the grant of the options. The total amount to be expensed over the vesting period is determined by reference to the fair value of the options granted, excluding the impact of any non-market vesting conditions. Non-market vesting conditions are included in assumptions about the number of options that are expected to become exercisable. Annually, the Group revises its estimates of the number of options that are expected to become exercisable. It recognizes the impact of the revision of original estimates, if any, in the income statement and makes a corresponding adjustment to equity.
The proceeds received net of any directly attributable transaction costs are credited to nominal capital (nominal value) and share premium (amount exceeding nominal value) when the options are exercised.
Beginning in 2013, the Company granted stock options to employees and management pursuant to seven successive plans.
Stock options granted from 2013 to 2017 are exercisable in two equal portions after being held for two and for four years (the vesting periods), while stock options granted from 2019 onwards are exercisable in three equal portions after being held for one year, two years and three years. Stock options granted in 2019 are subject to performance conditions.
All options expire no later than ten years after being granted. Stock options are not transferable or negotiable and unvested options lapse without compensation upon termination of employment with the Group (forfeiture). Stock options granted from 2013 onwards vest with the effectiveness of the takeover of more than 50% of the outstanding voting rights of the Group. As this change of control event was considered remote, it has not been considered in the determination of the vesting period.
Changes in the number of stock options outstanding and their related weighted average exercise prices are as follows:

	2023			2022
	Number of options	Number of shares available	Average exercise price (in € per share)	Number of options	Number of shares available	Average exercise price (in € per share)
OUTSTANDING AS AT JANUARY 1	5,774,339	5,776,114	4.90	3,933,385	3,996,588	3.11
Granted	3,441,269	3,441,269	5.25	3,152,751	3,152,751	6.47
Expired	(3,648)	(4,015)	2.92	—	—	—
Forfeited	(647,024)	(647,024)	5.25	(196,834)	(196,834)	3.05
Exercised	(14,134)	(15,542)	2.92	(1,114,963)	(1,176,391)	3.32
OUTSTANDING AT YEAR END	8,550,802	8,550,802	5.02	5,774,339	5,776,114	4.90
Exercisable at year end	3,296,856	3,296,856	3.98	2,621,588	2,623,363	3.02
14,134 employee stock options (of which 14,134 were granted from ESOP 2013, 0 from ESOP 2015 and 0 from ESOP 2016) were exercised in 2023, whereas 1,114,963 employee stock options (of which 615,918 were granted from ESOP 2013, 478,845 from ESOP 2015 and 20,200 from ESOP 2016) were exercised in 2022.
Stock options outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price (in € per share)	Number of options as at December 31, (presentation as number of convertible shares)
expiry date		2023	2022
2023	2.92	—	19,557
2025	3.92	43,655	43,655
2026	2.71	14,500	14,500
2027	2.85	551,475	551,475
2029	3.05	1,770,676	1,994,176
2032	6.47	2,750,477	3,152,751
2033	5.25	3,420,019	—
OUTSTANDING AT YEAR END		8,550,802	5,776,114
In 2023, 3,441,269 stock options were granted (2022: 3,152,751). The weighted average grant date fair value of options granted during 2023 was €3.22 (2022: €3.77). The fair value of the granted options was determined using the Black Scholes valuation model.
The significant inputs into the models were:

As at Dec 15, 2023
Expected volatility (%), based on historical volatility	72.95
Expected vesting period (term in years)	5.50 – 6.50
Risk-free interest rate (%)	2.12 – 3.15
5.23.2 Free ordinary shares
In 2023, the Company’s Management Board granted 445,320 free ordinary shares for the benefit of Management Board and members of the Company’s senior management (2022: 401,911). The purpose of this free share plan 2023-2026 is to provide a long-term incentive program for the Company’s senior management.
The number of free ordinary shares granted was as follows:

	Year ended December 31
number of free ordinary shares granted	2023	2022
Executive Committee (formerly Management Board)	263,842	196,855
Senior Leadership Group	181,478	205,056
FREE ORDINARY SHARES GRANTED	445,320	401,911
In accordance with the foregoing, changes in the outstanding free ordinary shares are as follows:

	Year ended December 31
number of free shares	2023	2022
OUTSTANDING AS AT JANUARY 1	1,487,667	1,842,404
Granted	445,320	401,911
Forfeited	(14,725)	(120,000)
Exercised	(549,632)	(636,648)
OUTSTANDING AT YEAR END	1,368,630	1,487,667
Subject to vesting conditions (service conditions), the free share granted to a participant will vest in and be delivered to that participant (“seront définitivement attribuées”) in three tranches. Each tranche will amount to one third of the total individual allocation. If one third is not a whole number, the number of free shares will be rounded down for the first two tranches and rounded up for the third tranche.
The first and the second tranche for the free shares granted in 2023 will vest on December 15, 2025, and the third tranche will vest on December 15, 2026.
Following the vesting of the free shares, no compulsory holding period will apply to the vested shares.
The expenses arising from the free ordinary share plan is the number of shares granted expected to vest multiplied with the share price at the grant date.
The 2023 and 2022 plans further provide for accelerated vesting of the free shares in the event of a Change of Control (as defined in the applicable terms & conditions) occurring no earlier than two years after the grant date. For the 2022 plan that is October 10, 2024, and for the 2023 plan it is December 15, 2025. As management considered the chance of a Change of Control remote at the grant date, this was not included in the determination of the vesting period. In addition, the plan provides for the possibility to remain entitled to a prorated number of shares, for any unvested tranche, in case of retirement of a beneficiary before complete vesting. Finally, the terms and conditions applicable to the free share plans state that if a Change of Control takes place before the specified date and section III of Article L. 225-197-1 of the French Commercial Code does not apply, the plan will be canceled and the Company will indemnify the participants for the loss of unvested free shares, and, for the Management Board members, to getting all required shareholder approvals. The gross amount of this indemnity will be calculated as though such free shares had been vested upon the Change of Control. The conditions and limitations set forth in the applicable terms and conditions of the plan will apply to this calculation, mutatis mutandis.
In accordance with section II (4th paragraph) of Article L. 225-197-1 of the French Commercial Code, the Supervisory Board decided during its meetings held on June 22, 2022 and March 9, 2023 that the Management Board members should keep no less than 20% of the vested free shares of each tranche until termination of their office as Management Board member or corporate officer.
5.23.3 Phantom shares
In 2017, 2019 and 2020, phantom share plans were issued for employees who are US citizens, with the same conditions as the stock option programs (see above) but which will not be settled in equity, but in cash. Therefore, it is considered as a cash settled plan. The liability for the phantom shares is measured (initially and at the end of each reporting period until settled) at the fair value of the share options rights, by applying an option pricing model taking into account the terms and conditions on which the phantom rights were granted and the extent to which the employees have rendered services to date.
No new phantom shares were granted in 2023. In 2022, no new phantom shares were granted, but a change from one phantom share program to another for one employee was agreed.
In accordance with the foregoing, changes in the outstanding phantom shares are as follows:

	Year ended December 31
number of phantom shares	2023	2022
OUTSTANDING AS AT JANUARY 1	670,500	841,450
Granted	—	117,000
Forfeited	(50,000)	(67,001)
Exercised	(210,000)	(220,949)
OUTSTANDING AT YEAR END	410,500	670,500

The carrying amount of the liability relating to the phantom shares as at December 31, 2023 was €1.4 million (December 31, 2022: €3.0 million). The fair values of the granted options were determined on the balance sheet dates using the Black Scholes valuation model.
Phantom shares outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price (in € per share)	Number of phantom shares as at December 31,
expiry date		2023	2022
2027	2.85	6,250	6,250
2029	3.05	194,250	244,250
2030	—	210,000	420,000
OUTSTANDING AT YEAR END		410,500	670,500
The significant inputs into the models were:

	Year ended December 31
	2023	2022
Expected volatility (in %)	51.26	51.07-86.95
Expected vesting period (term in years)	—	0.25-0.93
Risk-free interest rate (in %)	2.10	1.32-2.37